Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Non-Interest Revenue [Abstract]
FVTPL securities		$ 36	$ 23	$ 132	$ 55
FVOCI securities - net realized gains	[1]	13	26	42	89
Impairment on FVOCI and amortized cost securities				(1)	(1)
Securities gains, other than trading		$ 49	$ 49	$ 173	$ 143

[1]	Gains are net of (losses) on hedge contracts.